NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS	9 Months Ended	12 Months Ended
	Nov. 30, 2020	Feb. 29, 2020
NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS
NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS

6.NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS

Notes payable and capital lease obligations outstanding were as follows:

($ in thousands)	November 30, 2020	February 29, 2020
Term Loan Dues 2024	$907,896	$914,184
Amber Term Loan	36,588	36,588
Revolving Credit Facility	15,000	15,000
Other notes payable	347	376
Capital lease obligations	11,989	6,057
Total long-term debt	971,820	972,205
Less unamortized debt issuance costs	(17,261)	(20,497)
Total notes payable and capital lease obligations	954,559	951,708
Less current portion	(66,536)	(64,902)
Notes payable and capital lease obligations, less current portion, net	$888,023	$886,806

Amber Term Loan — In connection with the acquisition of Amber Road, Inc. (“Amber Road”), the Company assumed a term loan that is guaranteed by Insight (the “Amber Term Loan”). As of November 30, 2020 and February 29, 2020, the loan had a principal balance of $36.6 million, respectively, which is payable at maturity in April 2021. Interest is paid monthly. The loan has a variable interest rate of prime less 1% which was 2.25% and 3.25% as of November 30, 2020 and February 29, 2020, respectively. There are no premiums or penalties on voluntary prepayment of the Amber Term Loan.

Term Loan and Revolving Credit Facility Due 2024 — In November 2018, the Company entered into a credit agreement, including an initial term loan of $400.0 million, delayed draw term loans of up to $80.0 million (together, the “Term Loan Due 2024”) and a revolving credit facility of up to $30.0 million (“Revolving Credit Facility”). In connection with the Amber Road acquisition in July 2020, the Company borrowed an additional $441.0 million.

The Term Loan Due 2024 and Revolving Credit Facility are fully and unconditionally guaranteed, jointly and severally, by the Company and its wholly owned subsidiaries and secured by all tangible and intangible property of the Company and its guarantors.

The Term Loan Due 2024 matures in November 2024 and will amortize in quarterly installments beginning February 2019, with the balance payable on the final maturity date. The Company may make voluntary prepayments on the Term Loan Due 2024, in whole or in part, without premium or penalty, except in the instance of refinancing with new indebtedness or a change in control, where prepayment premiums will apply. Additionally, the agreement requires the Company to make early principal payments on an annual basis beginning February 2020, if cash flows for the year, as defined in the agreement, exceed certain levels specified in the agreement. No early principal payments have been required as of January 2021.

Upon the acquisition of Amber Road, the Term Loan Due 2024 and Revolving Credit Facility were amended, and interest rates were increased by 0.75%. Interest incurred under the Term Loan Due 2024 and Revolving Credit Facility were amended to be at the borrower’s option at either (a) a LIBOR rate plus an applicable margin of 5.75% or (b) a base rate, plus an applicable margin of 4.75%. The interest rate for the Term Loan Due 2024 and Revolving Credit Facility was 6.75% and 7.7% as of November 30, 2020 and February 29, 2020, respectively.

The Term Loan Due 2024 and Revolving Credit Facility agreement contain a number of covenants that, among other things and subject to certain exceptions, restrict the Company and its subsidiaries’ ability: (a) to incur additional indebtedness; (b) issue preferred equity interests; (c) incur liens; (d) consolidate, merge; liquidate or dissolve; (e) make investments, loans and acquisitions; (f) sell, transfer, lease or dispose of assets, including equity of its subsidiaries; (g) engage in sale-leaseback transactions; (h) make restricted payments; (i) engage in transactions with its affiliates; and (j) enter into restrictive agreements.

The credit agreement governing the Term Loan Due 2024 and Revolving Credit Facility requires the Company to maintain a Total Leverage Ratio, as defined in the agreement, under a stated maximum threshold. The Term Loan Due 2024 and Revolving Credit Facility also contains certain customary representations and warranties, affirmative covenants and provisions relating to events of default. As of November 30, 2020, the Company was in compliance with the covenants of the Term Loan Due 2024 and Revolving Credit Facility.

The following table sets forth future principal payment obligations of the Company’s notes payable (in thousands):

Fiscal Year Ending	Amount
2021	$18,242
2022	51,604
2023	13,159
2024	11,382
2025	877,433
Total minimum payments	971,820
Less current portion	(66,536)
Notes payable and capital lease obligations, less current portion	$905,284

11. NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS

Notes payable and capital lease obligations outstanding was as follows (in thousands):

	February 29, 2020	February 28, 2019
Term Loan Due 2024	$914,184	$478,978
Amber Term Loan	36,588	—
Revolving Credit Facility	15,000	—
Debt issuance costs	(20,497)	(11,075)
Other notes payable	376	112
Capital lease obligations	6,057	7,289
Total notes payable and capital lease obligations	951,708	475,304
Less: current portion	$(64,902)	$(9,590)
Notes payable and capital lease obligations, less current portion, net	$886,806	$465,714

Amber Term Loan — In connection with the acquisition of Amber Road, the Company assumed a term loan that is guaranteed by Insight (the “Amber Term Loan”). As of February 29, 2020, the loan had a principal amount of $36.6 million, payable at maturity in April 2020. The maturity was subsequently extended to April 2021 (see Note 18). The interest rate on the loan was 3.25% at February 29, 2020. There are no premiums or penalties on voluntary prepayment of the Amber Term Loan.

Term Loan and Revolving Credit Facility Due 2024 — In November 2018, the Company entered into a credit agreement, including an initial term loan of $400.0 million, delayed draw term loans of up to $80.0 million (together, the “Term Loan Due 2024”) and a revolving credit facility of up to $30.0 million (“Revolving Credit Facility”). Borrowings under the Term Loan Due 2024 during the fiscal year ended February 29, 2020 were $441.0 million and were used for the acquisition of Amber Road. There was $15.0 million outstanding under the Revolving Credit Facility at February 29, 2020.

The Term Loan Due 2024 and Revolving Credit facility are fully and unconditionally guaranteed, jointly and severally, by the Company and its wholly owned subsidiaries and are secured by all tangible and intangible property of the Company and its guarantors.

The Term Loan Due 2024 matures in November 2024 and will amortize in quarterly installments beginning February 2019, with the balance payable on the final maturity date. The Company may make voluntary prepayments on the Term Loan Due 2024, in whole or in part, without premium or penalty, except in the instance of refinancing with new indebtedness or a change in control, where prepayment premiums will apply. Additionally, the agreement requires the Company to make early principal payments on an annual basis beginning February 2020, if cash flows for the year, as defined in the agreement, exceed certain levels specified in the agreement. No early principal payments have been required as of October 2020.

Upon the acquisition of Amber Road (see Note 5), the Term Loan Due 2024 was amended, and interest rates were increased by 0.75%. Interest incurred under the Term Loan Due 2024 and Revolving Credit Facility was at the borrower’s option at either (a) a LIBOR rate plus an applicable margin of 5.75%, as amended, or (b) a base rate, plus an applicable margin of 4.75%, as amended. The interest rate for the Term Loan Due 2024 was 7.7% at February 29, 2020.

The Term Loan Due 2024 and Revolving Credit Facility agreement contain a number of covenants that, among other things and subject to certain exceptions, restrict the Company’s ability and the ability of its subsidiaries: (a) to incur additional indebtedness; (b) issue preferred equity interests; (c) incur liens; (d) consolidate, merge; liquidate or dissolve; (e) make investments, loans and acquisitions; (f) sell, transfer, lease or dispose of assets, including equity of its subsidiaries; (g) engage in sale-leaseback transactions; (h) make restricted payments; (i) engage in transactions with its affiliates; and (j) enter into restrictive agreements.

The credit agreement governing the Term Loan Due 2024 and Revolving Credit Facility requires the Company to maintain a Total Leverage Ratio, as defined in the agreement, under a stated maximum threshold. The Term Loan Due 2024 and Revolving Credit Facility also contains certain customary representations and warranties, affirmative covenants and provisions relating to events of default. At February 29, 2020, the Company was in compliance with the covenants of the Term Loan Due 2024 and Revolving Credit Facility.

Repayment of Credit Facility — In November 2018, the Company repaid the full outstanding principal balance of $153.1 million of a term loan and credit facility using proceeds from the Term Loan Due 2024. In connection with the repayment, the Company paid a $3.1 million prepayment fee and wrote off unamortized debt issuance costs of $1.5 million. These charges are included in loss on extinguishment of debt in the accompanying statements of comprehensive loss.

2018 Term Loans — In connection with an acquisition in fiscal year 2018, the Company assumed two term loans (“2018 Term Loans”) that were guaranteed by Insight. The first term loan had a principal amount of $18.9 million, with the balance payable at maturity in January 2019. The second term loan had a principal amount of $23.1 million, with the balance also payable at maturity in April 2019. There were no premiums or penalties on voluntarily prepayment of the 2018 Term Loans. In November 2018, the Company repaid the full outstanding principal balance of $42.0 million using proceeds from the Term Loan Due 2024.

The Company has purchased equipment under non-cancelable capital lease arrangements. The current and long-term portions of these capital lease obligations were $3.9 million and $2.2 million, respectively at February 29, 2020, and $4.7 million and $2.6 million, respectively, at February 28, 2019.

The following table sets forth future principal payment obligations of the Company’s notes payable and capital lease obligations (in thousands):

Fiscal year ending:
2021	$64,902
2022	11,070
2023	9,616
2024	9,188
2025	877,429
Total minimum payments	972,205
Less: current portion	(64,902)
Notes payable and capital lease obligations, less current portion	$907,303